Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Short-term borrowings	¥ 496,093	¥ 464,655
Unsecured Loans Weighted Average Interest Rate 7.29%
Short-term Debt [Line Items]
Short-term borrowings		64,046
Unsecured Loans Weighted Average Interest Rate 3.95%
Short-term Debt [Line Items]
Short-term borrowings	64,480
Secured Loans Weighted Average Interest Rate 0.00%
Short-term Debt [Line Items]
Short-term borrowings		20,000
Secured Loans Weighted Average Interest Rate 0.12%
Short-term Debt [Line Items]
Short-term borrowings	27
Repurchase agreement, weighted average interest rate of 0.01%
Short-term Debt [Line Items]
Short-term borrowings		310,609
Repurchase agreement, weighted average interest rate 0.18%
Short-term Debt [Line Items]
Short-term borrowings	335,586
Secured Call Money Weighted Average Interest Rate 0.08%
Short-term Debt [Line Items]
Short-term borrowings		¥ 70,000
Secured Call Money Weighted Average Interest Rate 0.07%
Short-term Debt [Line Items]
Short-term borrowings	¥ 96,000